Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	53,925,560	54,372,931
Effect of dilutive share options outstanding	1,060,230	998,895
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,985,790	55,371,826